UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
APPRECIATION PORTFOLIO
FORM N-Q
SEPTEMBER 30, 2007

Legg Mason Partners Variable Appreciation Portfolio

Schedule of Investments (unaudited)	September 30, 2007

Shares	Security	Value

COMMON STOCKS — 92.6%
CONSUMER DISCRETIONARY — 5.0%
Hotels, Restaurants & Leisure — 1.1%
178,200	Marcus Corp.	$3,421,440
134,420	McDonald’s Corp.	7,321,857

	Total Hotels, Restaurants & Leisure	10,743,297

Internet & Catalog Retail — 0.1%
28,160	IAC/InterActiveCorp *	835,507

Media — 3.5%
81,000	EchoStar Communications Corp., Class A Shares *	3,791,610
8,300	Gannett Co. Inc.	362,710
813,555	Time Warner Inc.	14,936,870
9,799	Viacom Inc., Class B Shares *	381,867
474,100	Walt Disney Co.	16,304,299

	Total Media	35,777,356

Specialty Retail — 0.3%
89,600	Home Depot Inc.	2,906,624

	TOTAL CONSUMER DISCRETIONARY	50,262,784

CONSUMER STAPLES — 8.4%
Beverages — 1.6%
216,850	PepsiCo Inc.	15,886,431

Food & Staples Retailing — 2.1%
265,000	Wal-Mart Stores Inc.	11,567,250
197,000	Walgreen Co.	9,306,280

	Total Food & Staples Retailing	20,873,530

Food Products — 2.1%
83,270	Cadbury Schweppes PLC, ADR	3,873,720
114,000	General Mills Inc.	6,613,140
60,600	H.J. Heinz Co.	2,799,720
243,000	Kraft Foods Inc., Class A Shares	8,385,930

	Total Food Products	21,672,510

Household Products — 2.6%
77,400	Kimberly-Clark Corp.	5,438,124
294,000	Procter & Gamble Co.	20,679,960

	Total Household Products	26,118,084

	TOTAL CONSUMER STAPLES	84,550,555

ENERGY — 11.4%
Energy Equipment & Services — 1.8%
359,000	Nabors Industries Ltd. *	11,046,430
65,300	Schlumberger Ltd.	6,856,500

	Total Energy Equipment & Services	17,902,930

Oil, Gas & Consumable Fuels — 9.6%
130,400	Anadarko Petroleum Corp.	7,009,000
31,200	BP PLC, ADR	2,163,720
117,940	Canadian Natural Resources Ltd.	8,933,955
195,000	Devon Energy Corp.	16,224,000
196,164	EnCana Corp.	12,132,744
301,000	Exxon Mobil Corp.	27,860,560
244,000	Newfield Exploration Co. *	11,751,040
87,000	Southwestern Energy Co. *	3,640,950
290,180	Spectra Energy Corp.	7,103,606

	Total Oil, Gas & Consumable Fuels	96,819,575

	TOTAL ENERGY	114,722,505

See Notes to Schedule of Investments.

Legg Mason Partners Variable Appreciation Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

EXCHANGE TRADED FUNDS — 1.4%
600,000	iShares MSCI Japan Index Fund	$8,604,000
69,100	streetTRACKS Gold Trust *	5,079,541

	TOTAL EXCHANGE TRADED FUNDS	13,683,541

FINANCIALS — 16.8%
Capital Markets — 0.2%
32,500	Merrill Lynch & Co. Inc.	2,316,600

Commercial Banks — 1.2%
352,000	Wells Fargo & Co.	12,538,240

Consumer Finance — 2.0%
333,010	American Express Co.	19,770,804

Diversified Financial Services — 1.1%
82,000	Bank of America Corp.	4,122,140
150,000	JPMorgan Chase & Co.	6,873,000

	Total Diversified Financial Services	10,995,140

Insurance — 9.7%
104,380	AFLAC Inc.	5,953,835
162,500	American International Group Inc.	10,993,125
508	Berkshire Hathaway Inc., Class A Shares *	60,203,080
392,000	Travelers Cos. Inc.	19,733,280

	Total Insurance	96,883,320

Real Estate Management & Development — 1.3%
237,600	Forest City Enterprises Inc., Class A Shares	13,106,016

Thrifts & Mortgage Finance — 1.3%
131,000	Freddie Mac	7,730,310
327,000	Hudson City Bancorp Inc.	5,029,260

	Total Thrifts & Mortgage Finance	12,759,570

	TOTAL FINANCIALS	168,369,690

HEALTH CARE — 7.3%
Biotechnology — 0.9%
103,850	Amgen Inc. *	5,874,795
45,000	Genentech Inc. *	3,510,900

	Total Biotechnology	9,385,695

Health Care Providers & Services — 0.7%
149,500	UnitedHealth Group Inc.	7,240,285

Pharmaceuticals — 5.7%
245,000	Abbott Laboratories	13,136,900
147,100	Eli Lilly & Co.	8,374,403
359,000	Johnson & Johnson	23,586,300
81,000	Merck & Co. Inc.	4,186,890
164,836	Pfizer Inc.	4,026,943
82,220	Wyeth	3,662,901

	Total Pharmaceuticals	56,974,337

	TOTAL HEALTH CARE	73,600,317

INDUSTRIALS — 17.0%
Aerospace & Defense — 5.1%
24,000	Boeing Co.	2,519,760
163,400	Honeywell International Inc.	9,717,398
229,000	Raytheon Co.	14,614,780
297,700	United Technologies Corp.	23,958,896

	Total Aerospace & Defense	50,810,834

Air Freight & Logistics — 1.3%
182,000	United Parcel Service Inc., Class B Shares	13,668,200

See Notes to Schedule of Investments.

Legg Mason Partners Variable Appreciation Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

Building Products — 0.0%
7,500	Masco Corp.	$173,775

Commercial Services & Supplies — 2.7%
153,500	Covanta Holding Corp. *	3,762,285
162,000	Pitney Bowes Inc.	7,358,040
416,450	Waste Management Inc.	15,716,823

	Total Commercial Services & Supplies	26,837,148

Industrial Conglomerates — 7.9%
160,000	3M Co.	14,972,800
1,371,949	General Electric Co.	56,798,689
163,375	Tyco International Ltd.	7,244,047

	Total Industrial Conglomerates	79,015,536

	TOTAL INDUSTRIALS	170,505,493

INFORMATION TECHNOLOGY — 20.0%
Communications Equipment — 4.6%
980,000	Cisco Systems Inc. *	32,447,800
129,000	Juniper Networks Inc. *	4,722,690
210,100	QUALCOMM Inc.	8,878,826

	Total Communications Equipment	46,049,316

Computers & Peripherals — 5.0%
308,300	Dell Inc. *	8,509,080
810,000	EMC Corp. *	16,848,000
210,000	International Business Machines Corp.	24,738,000

	Total Computers & Peripherals	50,095,080

Internet Software & Services — 3.5%
163,400	eBay Inc. *	6,375,868
16,200	Google Inc., Class A Shares *	9,189,774
440,000	VeriSign Inc. *	14,845,600
163,000	Yahoo! Inc. *	4,374,920

	Total Internet Software & Services	34,786,162

IT Services — 1.4%
82,000	Accenture Ltd., Class A Shares	3,300,500
242,000	Automatic Data Processing Inc.	11,115,060

	Total IT Services	14,415,560

Semiconductors & Semiconductor Equipment — 2.3%
441,000	Intel Corp.	11,404,260
917,000	LSI Corp. *	6,804,140
77,050	MEMC Electronic Materials Inc. *	4,535,163

	Total Semiconductors & Semiconductor Equipment	22,743,563

Software — 3.2%
728,000	Microsoft Corp.	21,446,880
492,000	Oracle Corp. *	10,651,800

	Total Software	32,098,680

	TOTAL INFORMATION TECHNOLOGY	200,188,361

MATERIALS — 4.5%
Chemicals — 3.8%
164,000	Cytec Industries Inc.	11,215,960
218,830	E.I. du Pont de Nemours & Co.	10,845,215
65,500	Monsanto Co.	5,615,970
131,000	PPG Industries Inc.	9,897,050

	Total Chemicals	37,574,195

See Notes to Schedule of Investments.

Legg Mason Partners Variable Appreciation Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

Metals & Mining — 0.7%
182,500	Alcoa Inc.	$7,139,400

	TOTAL MATERIALS	44,713,595

TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication Services — 0.5%
121,500	Verizon Communications Inc.	5,380,020

UTILITIES — 0.3%
Electric Utilities — 0.3%
164,000	Duke Energy Corp.	3,065,160

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $652,047,300)	929,042,021

Face
Amount

SHORT-TERM INVESTMENT — 7.6%
Repurchase Agreement — 7.6%
$76,499,000	Interest in $1,131,503,000 joint tri-party repurchase agreement dated 9/28/07 with Greenwich Capital Markets Inc., 4.950% due 10/1/07; Proceeds at maturity — $76,530,556; (Fully collateralized by various U.S. government agency obligations, 4.603% to 7.433% due 4/1/18 to 10/1/37; Market value — $78,029,246) (Cost — $76,499,000)	76,499,000

	TOTAL INVESTMENTS — 100.2% (Cost — $728,546,300#)	1,005,541,021
	Liabilities in Excess of Other Assets — (0.2)%	(2,170,950)

	TOTAL NET ASSETS — 100.0%	$1,003,370,071

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same. Abbreviation used in this schedule: ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Appreciation Portfolio (the “Fund”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified series of Legg Mason Partners Variable Portfolios II, a Massachusetts business trust, registered under the 1940 Act.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$278,674,561
Gross unrealized depreciation	(1,679,840)

Net unrealized appreciation	$276,994,721

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 28, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: November 28, 2007